Divestment of Subsidiaries and Deconsolidation of Yang Infinity - Additional Information (Detail)				12 Months Ended
	Oct. 28, 2020 USD ($)	Jul. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Dec. 31, 2020 USD ($)	Oct. 28, 2020 CNY (¥)	Jul. 09, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)
Xianggui (Shanghai) Biotechnology Co., Ltd. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests			60.00%
Consideration for transfer of equity interests			$ 521,000				¥ 3,400,000
Yang Infinity Shanghai Biotechnology Co., Limited (“Yang or Yang VIE”)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests			100.00%
Yang VIE and Xianggui | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on disposal				$ 200,322
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income [Extensible List]				Additional Paid-in Capital
Percentage of net assets				60.00%
Net assets, amount				$ 285,455
Total consideration				480,885
Exchange rate effect				4,892
Shanghai Jieshi Technology Co.,Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests		100.00%
Consideration for transfer of equity interests		$ 153,000				¥ 1,000,000
Gain on disposal				$ 1,400,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income [Extensible List]				Additional Paid-in Capital
Total consideration				$ 142,684
Exchange rate effect				22,313
Net deficiency				1,200,000
Shanghai Hengshoutang Health Technology Co., Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of exchange equity interests	70.00%
Consideration for transfer of equity interests	$ 766,000				¥ 5,000,000
Gain on disposal				$ 340,445
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income [Extensible List]				Additional Paid-in Capital
Percentage of net assets				70.00%
Net assets, amount				$ 411,138
Total consideration				77,000
Exchange rate effect				7,480
Net against payable, amount				700,000
Consideration amount				$ 744,103